BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par or stated value per share	$ 0	$ 0
Common stock, authorized	Unlimited	Unlimited
Common stock, issued	71,304,035	75,102,816
Common stock, outstanding	71,304,035	75,102,816